LONG-TERM LOANS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
LONG-TERM LOANS
NOTE 17:-	LONG-TERM LOANS

On October 13, 2024 , in connection with the closing of the SBS acquisition, the Company entered into an up to $100,000 secured credit facility (the “Credit Facility”), among the Company, Wavestream Corp., a wholly owned subsidiary of the Company (the “Borrower”), and the lenders party to the agreement HSBC Bank USA, N.A. and Bank Hapoalim B.M. (the “Lenders”).

$60,000 was drawn down at the SBS acquisition closing date, net of issuance expenses of $1,684, and the proceeds were used by the Company to finance a portion of the SBS acquisition. The Credit Facility will mature on the third anniversary of its entry date and amortizes at a rate of between 5% - 10% per annum payable in quarterly installments, with the remaining principal amount due at maturity.

The Credit Facility bears interest at an annual rate of SOFR plus 2.85% to 3.6%. The terms of the Credit Facility contain a number of covenants that, under certain circumstances, may limit the Company’s ability to, among other things, incur indebtedness, create liens, make investments, merge with other companies, dispose of assets, prepay other indebtedness and make dividends and other distributions. Failure to meet the covenants beyond applicable grace periods could result in acceleration of outstanding borrowings and/or termination of the Credit Facility. As of June 30, 2025, the Company was in compliance with the Credit Facility covenants.

As of June 30, 2025, the total future principal payments related to Credit Facility are as follows:

Year ending December 31,

2025	1,500
2026	4,125
2027	53,625
$59,250

The Credit Facility is guaranteed by a combination of floating and fixed liens, provided by the Company, the Borrower, and certain of the Company’s subsidiaries (collectively, the “Guarantors”). The liens and the obligations of the Borrower and the Guarantors are subject to certain exceptions set forth in the Credit Facility.

The total interest expenses, including issuance costs amortization, recognized in connection with the Credit Facility, were $2,623 for the six months ended June 30, 2025.

In addition, one of the Company’s subsidiaries has a loan agreement with one of its former shareholders:

			June 30,	December 31,
	Interest rate	Maturity	2025	2024

Other loan	14%	2026	$2,000	$2,000